As filed with the Securities and Exchange Commission on July 12, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-07959)

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

414-765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 2/28/2012

Date of reporting period:  05/31/2011

Item 1. Schedule of Investments.

Orinda Multi-Manager Hedged Equity Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 25.0%
Accommodation and Food Services - 0.1%
BJ's Restaurants, Inc. (a)	60	3,074

Administrative and Support and Waste Management and Remediation Services - 1.3%
American Reprographics Co. (a)	835	7,832
Barrett Business Services, Inc.	293	4,477
Corrections Corporation of America (a)	166	3,818
Portfolio Recovery Associates, Inc. (a)	126	10,914
Robert Half International, Inc.	133	3,667
Stericycle, Inc. (a)	160	14,254
The Brink's Co.	150	4,463
Waste Connections, Inc.	286	8,992
		58,417

Arts, Entertainment, and Recreation - 0.1%
Global Payments, Inc.	88	4,572

Educational Services - 0.3%
Capella Education Co. (a)	20	967
Global Education & Technology Group Ltd. - ADR (a)(b)	1,187	6,920
ITT Educational Services, Inc. (a)	65	4,471
Xueda Education Group - ADR (a)(b)	387	3,293
		15,651

Finance and Insurance - 1.6%
Affiliated Managers Group, Inc. (a)	116	12,265
Duff & Phelps Corp.	366	5,388
Fifth Street Finance Corp.	353	4,352
FXCM, Inc.	381	3,772
Greenlight Capital Re Ltd. (a)(b)	289	7,583
Signature Bank (a)	441	25,102
UnitedHealth Group, Inc.	114	5,580
Verisk Analytics, Inc. (a)	30	1,022
Western Union Co.	215	4,420
		69,484

Health Care and Social Assistance - 1.2%
Health Management Associates, Inc. (a)	454	5,176
IPC The Hospitalist Co. (a)	407	20,667
Lincare Holdings, Inc.	267	8,095
National Healthcare Corp.	94	4,480
Omnicell, Inc. (a)	390	6,010
Tenet Healthcare Corp. (a)	1,449	9,245
		53,673

Information - 1.5%
ANSYS, Inc. (a)	95	5,450
Brocade Communications Systems, Inc. (a)	786	5,243
Check Point Software Technolgies Ltd. (a)(b)	83	4,558
Concur Technologies, Inc. (a)	115	5,747
Lodgenet Interactive Corp. (a)	3,000	10,920
MSCI, Inc. (a)	350	13,219
NVIDIA Corp. (a)	244	4,890
RealPage, Inc. (a)	220	6,479
Sprint Nextel Corp. (a)	1,042	6,096
Symantec Corp. (a)	266	5,200
		67,802

Manufacturing - 10.9%
Accuray, Inc. (a)	473	3,614
Albany International Corp.	206	5,686
Alnylam Pharmaceuticals, Inc. (a)	631	6,607
Analog Devices, Inc.	148	6,093
Anheuser Busch Inbev NV - ADR (b)	92	5,564
Applied Materials, Inc.	273	3,762
AstraZeneca PLC - ADR (b)	87	4,559
BioMarin Pharmaceutical, Inc. (a)	906	25,576
BP PLC - ADR (b)	101	4,670
Bristol-Myers Squibb Co.	200	5,752
DDi Corp.	456	4,159
DepoMed, Inc. (a)	1,481	13,507
Diodes, Inc. (a)	137	4,000
Dril-Quip, Inc. (a)	183	13,575
Endo Pharmaceuticals Holdings, Inc. (a)	192	7,993
Entegris, Inc. (a)	622	5,710
FARO Technologies, Inc. (a)	104	4,655
Forest Laboratories, Inc. (a)	291	10,482
FormFactor, Inc. (a)	349	3,459
Furiex Pharmaceuticals, Inc. (a)	331	5,627
General Cable Corp. (a)	108	4,509
General Dynamics Corp.	63	4,676
Graco, Inc.	193	9,758
HEICO Corp.	169	9,292
Hittite Microwave Corp. (a)	253	16,045
Hurco Companies, Inc. (a)	14	419
II-VI, Inc. (a)	127	7,221
InterDigital, Inc.	68	2,925
Intersil Corp.	315	4,520
IPG Photonics Corp. (a)	80	6,012
Jabil Circuit, Inc.	202	4,359
Johnson & Johnson	72	4,845
KLA-Tencor Corp.	159	6,853
L-3 Communications Holdings, Inc.	60	4,899
Lear Corp.	500	25,410
Ligand Pharmaceuticals, Inc. (a)	642	6,805
LSI Corp. (a)	733	5,490
LTX-Credence Corp. (a)	529	5,025
Masimo Corp.	463	14,223
MEMC Electronic Materials, Inc. (a)	609	6,407
Micron Technology, Inc. (a)	412	4,202
NACCO Industries, Inc.	47	4,597
Nam Tai Electronics, Inc. (b)	568	3,510
National Instruments Corp.	30	876

Novartis AG - ADR (b)	77	4,968
Nymox Pharmaceutical Corp. (a)(b)	565	4,656
ON Semiconductor Corp. (a)	378	4,241
Optimer Pharmaceuticals, Inc. (a)	1,153	16,730
Pain Therapeutics, Inc.	513	5,104
Pfizer, Inc.	228	4,891
Photronics, Inc. (a)	648	6,506
Polycom, Inc. (a)	255	14,640
ResMed, Inc. (a)	186	5,989
Rigel Pharmaceuticals, Inc. (a)	515	4,274
Rogers Corp. (a)	110	5,162
Silicon Image, Inc. (a)	555	4,207
SMART Modular Technologies (WWH), Inc. (a)(b)	513	4,730
Steelcase, Inc.	415	4,511
TAL International Group, Inc.	130	4,385
Thor Industries, Inc.	133	4,296
Titanium Metals Corp. (a)	296	5,544
TransDigm Group, Inc. (a)	71	5,822
TRW Automotive Holdings Corp. (a)	88	5,005
Under Armour, Inc. (a)	204	13,297
Valero Energy Corp.	170	4,675
VeriFone Systems, Inc. (a)	604	29,070
Wayside Technology Group, Inc.	990	15,147
		485,778

Mining, Quarrying, and Oil and Gas Extraction - 0.6%
Core Laboratories NV (b)	148	15,198
New Gold, Inc. (a)(b)	1,007	10,171
		25,369

Other Services (except Public Administration) - 0.2%
Monro Muffler Brake, Inc.	247	7,990

Professional, Scientific, and Technical Services - 3.5%
Alliance Data Systems Corp. (a)	58	5,448
comScore, Inc. (a)	139	3,902
Fair Isaac Corp.	158	4,622
Huron Consulting Group, Inc. (a)	506	15,347
ICF International, Inc. (a)	271	6,970
IHS, Inc. (a)	202	17,719
Monster Worldwide, Inc. (a)	988	15,235
Moody's Corp.	143	5,707
Myrexis, Inc. (a)	2,074	8,690
Ness Technologies, Inc. (a)	761	4,718
Nielsen Holdings NV (a)(b)	202	6,361
Resources Connection, Inc.	485	6,843
Solera Holdings, Inc.	170	10,045
Stantec, Inc. (a)(b)	35	1,068
Synaptics, Inc. (a)	177	4,965
TeleTech Holdings, Inc. (a)	207	3,747
Unisys Corp. (a)	150	4,193
VCA Antech, Inc. (a)	707	17,286
VistaPrint NV (a)(b)	200	9,836
Wave Systems Corp. (a)	1,431	3,921
		156,623

Real Estate and Rental and Leasing - 0.4%
Aircastle Ltd. (b)		387	4,853
FirstService Corp. (a)(b)		318	11,763
			16,616

Retail Trade - 1.5%
Barnes & Noble, Inc.		2,000	39,240
Penske Automotive Group (a)		240	4,982
Rue21, Inc. (a)		586	19,830
WESCO International, Inc. (a)		78	4,337
			68,389

Transportation and Warehousing - 0.3%
Knight Transportation, Inc.		345	5,900
Landstar System, Inc.		200	9,464
			15,364

Utilities - 0.1%
ITC Holdings Corp.		63	4,554

Wholesale Trade - 1.4%
Arrow Electronics, Inc. (a)		184	8,212
Beacon Roofing Supply, Inc. (a)		368	8,063
Brightpoint, Inc. (a)		707	6,391
LKQ Corp. (a)		1,040	27,654
PSS World Medical, Inc. (a)		457	13,353
			63,673
TOTAL COMMON STOCKS (Cost $1,073,552)			$ 1,117,029

EXCHANGE TRADED FUNDS - 3.1%
iShares MSCI ACWI Index Fund		279	13,866
iShares Russell Midcap Index Fund		221	24,692
iShares S&P MidCap 400 Growth Index Fund		242	27,332
Vanguard Dividend Appreciation Index ETF		243	13,783
Vanguard Small-Cap ETF		233	18,575
Vanguard Small-Cap Growth ETF		216	18,937
Vanguard U.S. Total Stock Market Shares Index ETF		271	18,956
TOTAL EXCHANGE TRADED FUNDS (Cost $134,359)			$ 136,141

SHORT-TERM INVESTMENTS - 34.7%
Money Market Funds - 34.7%
Fidelity Institutional Money Market Portfolio - Institutional Class
0.16% (c)		1,547,547	1,547,547
TOTAL SHORT-TERM INVESTMENTS (Cost $1,547,547)			1,547,547
Total Investments (Cost $2,755,458) - 62.8%			2,800,717

Other Assets in Excess of Liabilities - 37.2%			1,661,599
TOTAL NET ASSETS - 100.0%			$ 4,462,316

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of May 31, 2011.

Orinda Multi-Manager Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.8%
Accelrys, Inc.	361	2,610
Acorda Therapeutics, Inc.	335	11,005
Aerovironment, Inc.	25	755
Aixtron SE - ADR (a)	250	9,945
Amedisys, Inc.	200	6,260
Amyris, Inc.	289	8,528
Ancestry.com, Inc.	80	3,290
ATP Oil & Gas Corp.	91	1,682
Auxilium Pharmaceuticals, Inc.	155	3,470
Balchem Corp.	77	3,323
BankAtlantic Bancorp	87	67
Beneficial Mutual Bancorp, Inc.	286	2,405
BioSpecifics Technologies Corp.	179	4,307
Cadiz, Inc.	195	2,049
Calavo Growers, Inc.	136	3,011
Casella Waste Systems, Inc.	414	2,608
Casey's General Stores, Inc.	72	2,984
Clean Energy Fuels Corp.	377	5,391
Clearwire Corp.	556	2,558
Cohen & Steers, Inc.	230	7,056
Concur Technologies, Inc.	71	3,548
CVB Financial Corp.	292	2,619
Cymer, Inc.	384	18,382
Danaos Corp. (a)	399	2,574
Delcath Systems, Inc.	361	2,184
Delta Air Lines, Inc.	182	1,835
DexCom, Inc.	432	6,813
Diamond Foods, Inc.	47	3,498
DigitalGlobe, Inc.	77	1,896
First Bancorp	202	2,412
GAMCO Investors, Inc.	62	2,872
Gaylord Entertainment Co.	89	2,870
Gentiva Health Services, Inc.	171	4,186
Gildan Activewear, Inc. (a)	78	2,911
Gilead Sciences, Inc.	455	18,992
Halozyme Therapeutics, Inc.	316	2,130
Heartware International, Inc.	36	2,623
Heckmann Corp.	474	2,844
Houston American Energy Corp.	140	2,572
Insulet Corp.	130	2,740
Intuitive Surgical, Inc.	7	2,443
J & J Snack Foods Corp.	60	3,091
Lennox International, Inc.	49	2,284
Lifeway Foods, Inc.	240	2,508
Lululemon Athletica, Inc.	49	4,449

MAKO Surgical Corp.	412	13,563
Martin Marietta Materials, Inc.	29	2,484
Masimo Corp.	83	2,550
McMoRan Exploration Co.	166	3,058
Micromet, Inc.	356	2,204
Morgans Hotel Group	344	2,872
Myers Industries, Inc.	320	3,350
Neogen Corp.	70	3,139
Northwest Natural Gas Co.	50	2,259
NPS Pharmaceuticals, Inc.	509	4,871
Onyx Pharmaceuticals, Inc.	75	3,184
OpenTable, Inc.	52	4,593
Ormat Technologies, Inc.	112	2,465
Overstock.com, Inc.	177	2,572
PacWest Bancorp	127	2,680
Pegasystems, Inc.	79	2,951
PetMed Express, Inc.	212	2,716
Polo Ralph Lauren Corp.	22	2,789
QuinStreet, Inc.	100	1,546
ReachLocal, Inc.	276	5,793
Renasant Corp.	239	3,578
Rentrak Corp.	189	3,888
Roma Financial Corp.	182	1,986
Safeguard Scientifics, Inc.	142	2,772
Salesforce.com, Inc.	76	11,572
SCBT Financial Corp.	114	3,555
Schiff Nutrition International, Inc.	296	2,868
SEI Investments Co.	119	2,813
Sequenom, Inc.	652	5,170
SIGA Technologies, Inc.	230	3,206
Snyders-Lance, Inc.	139	2,955
SouFun Holdings Ltd. - ADR (a)	575	13,420
Sourcefire, Inc.	235	6,277
Spectrum Brands Holdings, Inc.	85	3,057
Support.com, Inc.	518	2,486
Sysco Corp.	99	3,189
T. Rowe Price Group, Inc.	74	4,684
TAL Education Group - ADR (a)	96	1,056
Tejon Ranch Co.	80	2,948
Tesla Motors, Inc.	187	5,636
Texas Industries, Inc.	63	2,639
Transatlantic Holdings, Inc.	58	2,699
Travelzoo, Inc.	51	3,832
TriCo Bancshares	559	8,312
UIL Holdings Corp.	92	3,048
United Natural Foods, Inc.	63	2,741
US Auto Parts Network, Inc.	681	5,101
Vascular Solutions, Inc.	231	3,047
Veeco Instruments, Inc.	422	24,303
Volcano Corp.	546	17,161
Voyager Oil & Gas, Inc.	747	2,278
Wabash National Corp.	213	2,060

Whitney Holding Corp.		163	2,189
Willbros Group, Inc.		262	2,604
Zagg, Inc.		853	8,769
Zions Bancorporation		94	2,240
TOTAL COMMON STOCKS (Proceeds $423,952)			$ 440,358

EXCHANGE TRADED FUNDS - 16.2%
iShares FTSE China 25 Index Fund		574	26,042
iShares Russell 2000 Growth Index Fund		353	34,206
iShares Russell 2000 Index Fund		290	24,601
TOTAL EXCHANGE TRADED FUNDS (Proceeds $81,398)			$ 84,849

Total Securities Sold Short (Proceeds $505,350) - 100.0%			$ 525,207

ADR	American Depository Receipt
(a)	Foreign issued security.

	Cost of investments	$2,755,458
	Gross unrealized appreciation	49,775
	Gross unrealized depreciation	(4,516)
	Net unrealized depreciation	$45,259

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to
Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at May 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Accomodation and Food Services	$ 3,074	$ -	$ -	$ 3,074
Administrative and Support and Waste
Management and Remediation Services	58,417	-	-	58,417
Arts, Entertainment and Recreation	4,572	-	-	4,572
Educational Services	15,651	-	-	15,651
Finance & Insurance	69,484	-	-	69,484
Health Care & Social Assistance	53,673	-	-	53,673
Information	67,802	-	-	67,802
Manufacturing	485,778	-	-	485,778
Mining, Quarrying and Oil and Gas Extraction	25,369	-	-	25,369
Other Services (except Public Administration)	7,990	-	-	7,990
Professional, Scientific & Technical Services	156,623	-	-	156,623
Real Estate and Rental and Leasing	16,616	-	-	16,616
Retail Trade	68,389	-	-	68,389
Transportation and Warehousing	15,364	-	-	15,364
Utilities	4,554	-	-	4,554
Wholesale Trade	63,673	-	-	63,673
Total Common Stocks	1,117,029	-	-	1,117,029
Exchange-Traded Funds	136,141	-	-	136,141
Short-Term Securities	1,547,547	-	-	1,547,547
Total Investments in Securities	$ 2,800,717	$ -	$ -	$ 2,800,717

Securities Sold Short
Common Stocks	$ 440,358	$ -	$ -	$ 440,358
Exchange-Traded Funds	84,849	-	-	$ 84,849
Total Securities Sold Short	$ 525,207	$ -	$ -	$ 525,207

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/Douglas Hess
                                                Douglas Hess, President/Principal Executive Officer

Date   July 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Douglas Hess
                                                Douglas Hess, President/Principal Executive Officer

Date July 12, 2011

By (Signature and Title) /s/Cheryl King
                                                Cheryl King, Treasurer/Principal Financial Officer

Date July 12, 2011

* Print the name and title of each signing officer under his or her signature.